Semi-Annual Report

April 30, 2018

SPDR® Dow Jones Industrial AverageSM ETF Trust

A Unit Investment Trust

“Dow Jones Industrial AverageSM”, “DJIA®”, “Dow Jones®”, “The Dow®” and “DIAMONDS®” are trademarks and service marks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR Dow Jones Industrial Average ETF Trust (the “Trust”), PDR Services LLC and NYSE Arca, Inc. are permitted to use these trademarks and service marks pursuant to separate sublicenses. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

“SPDR® ” is a trademark of Standard & Poor’s Financial Services LLC and has been licensed for use by S&P and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. No financial product offered by State Street Global Advisors Funds Distributors, LLC or its affiliates is sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR Dow Jones Industrial Average ETF Trust

Semi-Annual Report

April 30, 2018 (Unaudited)

SPDR Dow Jones Industrial Average ETF Trust

Schedule of Investments

April 30, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks — 99.9%
3M Co.	5,870,959	$1,141,255,720
American Express Co.	5,870,959	579,757,201
Apple, Inc.	5,870,959	970,234,684
Boeing Co.	5,870,959	1,958,317,084
Caterpillar, Inc.	5,870,959	847,531,641
Chevron Corp.	5,870,959	734,515,681
Cisco Systems, Inc.	5,870,959	260,024,774
Coca-Cola Co.	5,870,959	253,684,138
DowDuPont, Inc.	5,870,960	371,279,510
Exxon Mobil Corp.	5,870,959	456,467,062
General Electric Co.	5,870,935	82,604,055
Goldman Sachs Group, Inc.	5,870,959	1,399,225,659
Home Depot, Inc.	5,870,959	1,084,953,223
Intel Corp.	5,870,959	303,058,904
International Business Machines Corp.	5,870,959	851,054,217
Johnson & Johnson	5,870,959	742,617,604
JPMorgan Chase & Co.	5,870,959	638,642,920
McDonald’s Corp.	5,870,959	983,033,375
Merck & Co., Inc.	5,870,959	345,623,356
Microsoft Corp.	5,870,959	549,052,086
NIKE, Inc. Class B	5,870,959	401,514,886
Pfizer, Inc.	5,870,959	214,935,809
Procter & Gamble Co.	5,870,959	424,705,174
Travelers Cos., Inc.	5,870,959	772,618,204
United Technologies Corp.	5,870,959	705,395,724
UnitedHealth Group, Inc.	5,870,959	1,387,894,708
Verizon Communications, Inc.	5,870,959	289,731,827
Visa, Inc. Class A	5,870,959	744,907,278
Walmart, Inc.	5,870,959	519,345,033
Walt Disney Co.	5,870,959	589,033,317

Total Common Stocks (Cost $20,775,734,594)		$20,603,014,854

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of April 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,603,014,854	$—	$—	$20,603,014,854

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Portfolio Statistics (Unaudited)

INDUSTRY BREAKDOWN AS OF APRIL 30, 2018*

INDUSTRY	PERCENT OF NET ASSETS
Aerospace & Defense	12.9%
IT Services	7.7
Capital Markets	6.8
Health Care Providers & Services	6.7
Pharmaceuticals	6.3
Industrial Conglomerates	5.9
Oil, Gas & Consumable Fuels	5.8
Specialty Retail	5.3
Hotels, Restaurants & Leisure	4.8
Technology Hardware, Storage & Peripherals	4.7
Machinery	4.1
Insurance	3.7
Banks	3.1
Media	2.9
Consumer Finance	2.8
Software	2.7
Food & Staples Retailing	2.5
Household Products	2.1
Textiles, Apparel & Luxury Goods	1.9
Chemicals	1.8
Semiconductors & Semiconductor Equipment	1.5
Diversified Telecommunication Services	1.4
Communications Equipment	1.3
Beverages	1.2
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$20,603,014,854
Cash	27,345,426
Dividends receivable — unaffiliated issuers (Note 2)	14,662,180

Total Assets	20,645,022,460

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	144,175
Accrued Trustee expense (Note 3)	845,694
Accrued Marketing expense (Note 3)	9,714,664
Accrued DJIA license fee (Note 3)	1,638,784
Distribution payable	11,585,147
Accrued expenses and other liabilities	252,281

Total Liabilities	24,180,745

NET ASSETS	$20,620,841,715

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$21,364,609,361
Distribution in excess of net investment income	(3,117,853)
Accumulated net realized gain (loss) on investments	(567,930,053)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(172,719,740)

NET ASSETS	$20,620,841,715

NET ASSET VALUE PER UNIT	$241.48

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	85,392,867

COST OF INVESTMENTS:
Investments at cost — unaffiliated issuers	$20,775,734,594

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Statements of Operations

	Six Months Ended 4/30/18 (Unaudited)	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$239,790,290	$390,739,297	$322,044,803	$286,244,430

EXPENSES
Trustee expense (Note 3)	6,243,051	9,556,331	7,244,584	7,116,821
Marketing expense (Note 3)	6,558,305	6,737,474	7,275,647	7,142,531
DJIA license fee (Note 3)	4,421,793	6,594,301	4,950,431	4,861,688
Legal and audit fees	373,714	385,300	414,102	137,384
Other expenses	410,621	610,215	439,594	456,933

Total Expenses	18,007,484	23,883,621	20,324,358	19,715,357

NET INVESTMENT INCOME (LOSS)	221,782,806	366,855,676	301,720,445	266,529,073

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,736,057	5,571,232	10,531,594	39,798,945
In-kind redemptions — unaffiliated issuers	2,302,833,850	1,442,502,396	613,737,684	1,262,330,851

Net realized gain (loss)	2,304,569,907	1,448,073,628	624,269,278	1,302,129,796

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,704,901,173)	2,537,357,835	(344,478,734)	(1,048,745,841)

NET REALIZED AND UNREALIZED GAIN (LOSS)	599,668,734	3,985,431,463	279,790,544	253,383,955

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$821,451,540	$4,352,287,139	$581,510,989	$519,913,028

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 4/30/18 (Unaudited)	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$221,782,806	$366,855,676	$301,720,445	$266,529,073
Net realized gain (loss)	2,304,569,907	1,448,073,628	624,269,278	1,302,129,796
Net change in unrealized appreciation/depreciation	(1,704,901,173)	2,537,357,835	(344,478,734)	(1,048,745,841)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	821,451,540	4,352,287,139	581,510,989	519,913,028

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	2,697,938	3,686,412	(393,590)	1,709,097

DISTRIBUTIONS TO UNITHOLDERS FROM
NET INVESTMENT INCOME	(224,783,262)	(366,118,401)	(307,678,873)	(264,665,576)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	21,503,115,002	26,520,269,748	18,599,999,396	22,952,852,124
Cost of Units redeemed	(21,451,633,987)	(22,100,189,512)	(19,517,373,956)	(23,279,960,064)
Net income equalization (Note 2)	(2,697,938)	(3,686,412)	393,590	(1,709,097)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	48,783,077	4,416,393,824	(916,980,970)	(328,817,037)

Contribution by Trustee (Note 3)	—	—	—	3,345,985

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	648,149,293	8,406,248,974	(643,542,444)	(68,514,503)

NET ASSETS AT BEGINNING OF PERIOD	19,972,692,422	11,566,443,448	12,209,985,892	12,278,500,395

NET ASSETS AT END OF PERIOD	$20,620,841,715	$19,972,692,422	$11,566,443,448	$12,209,985,892

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME (LOSS)	$(3,117,853)	$(117,397)	$(854,672)	$5,103,756

UNIT TRANSACTIONS:
Units sold	87,150,000	128,250,000	106,300,000	131,850,000
Units redeemed	(87,250,000)	(106,600,000)	(111,650,000)	(133,400,000)

NET INCREASE (DECREASE)	(100,000)	21,650,000	(5,350,000)	(1,550,000)

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Six Months Ended 4/30/18 (Unaudited)		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13
Net asset value, beginning of period	$233.62		$181.17	$176.46	$173.57		$155.11		$130.67

Income (loss) from investment operations:
Net investment income (loss)(a)	2.48		4.73	4.39	3.94		3.47		3.49
Net realized and unrealized gain (loss)	7.85		52.39	4.81	2.78		18.45		24.48

Total from investment operations	10.33		57.12	9.20	6.72		21.92		27.97

Net equalization credits and charges(a)	0.03		0.05	(0.01)	0.03		(0.00	)(b)	(0.05)

Contribution by Trustee	—		—	—	0.05	(c)	—		—

Less Distributions from:
Net investment income	(2.50)		(4.72)	(4.48)	(3.91)		(3.46)		(3.48)

Net asset value, end of period	$241.48		$233.62	$181.17	$176.46		$173.57		$155.11

Total return(d)	4.41%		31.86%	5.30%	3.97	%(e)	14.26%		21.55%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,620,842		$19,972,692	$11,566,443	$12,209,986		$12,278,500		$11,368,630

Ratios to average net assets:
Total expenses (excluding Trustee earnings credit)	0.16	%(f)	0.15%	0.17%	0.17%		0.17%		0.17%
Total expenses	0.16	%(f)	0.15%	0.17%	0.17%		0.17%		0.17%
Net investment income (loss)	2.03	%(f)	2.26%	2.49%	2.24%		2.11%		2.41%
Portfolio turnover rate(g)	0%		1%	3%	9%		0%		18%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.

(b)	Amount is less than $0.005 per Unit.

(c)	Contribution paid by the Trustee in the amount of $3,345,985 (See Note 3).

(d)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)	Total return would have been lower by 0.03% if the Trustee had not made a contribution (See Note 3).

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements

April 30, 2018 (Unaudited)

Note 1 — Organization

SPDR Dow Jones Industrial Average ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Dow Jones Industrial Average (the “DJIA”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit.” The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 Units (equivalent to ten “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust will not change as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements — (continued)

April 30, 2018 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, the DJIA, which in turn could result in a difference between the Trust’s performance and the performance of the DJIA.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements — (continued)

April 30, 2018 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of April 30, 2018 and did not have any transfers between levels for the six months ended April 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”), if any, monthly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements — (continued)

April 30, 2018 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trust has reviewed its tax positions for the open tax years as of October 31, 2017 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended October 31, 2017.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the six months ended April 30, 2018, the Trust reclassified $2,302,833,850 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At April 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Industrial Average ETF Trust	$20,775,742,421	$939,562,922	$1,112,290,489	$(172,727,567)

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements — (continued)

April 30, 2018 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2018:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust.

During the six months ended April 30, 2018, the Adjustment Amount reduced the Trustee’s fee by $612,788. The Adjustment Amount included an excess of net transaction fees from processing orders of $329,976 and a Trustee earnings credit of $282,812.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the U.S. Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s net asset value (“NAV”) on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016 and 2015, did not exceed 0.20% per annum.

S&P OPCO LLC (“S&P OPCO”), a subsidiary of S&P Dow Jones Indices LLC (as successor-in-interest to Dow Jones & Company, Inc.), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement, as amended from time to time (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the DJIA and to use certain trade names and trademarks of S&P OPCO in connection with the Trust. The DJIA also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the DJIA and certain trade names and trademarks in

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements — (continued)

April 30, 2018 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. The License Agreement is scheduled to be effective until December 31, 2022 and automatically renew thereafter for successive annual periods. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P OPCO equal to 0.05% on the first $1 billion of the then rolling average asset balance and 0.04% on any excess rolling average asset balance over and above $1 billion. The minimum annual license fee for the Trust is $1 million.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000, and the Trust does not reimburse the Sponsor for this fee.

Contribution from SSBT as Trustee

On July 20, 2015, SSBT as trustee of the Trust at such date, made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $1,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $1,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the DJIA, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

SPDR Dow Jones Industrial Average ETF Trust

Notes to Financial Statements — (continued)

April 30, 2018 (Unaudited)

Note 5 — Investment Transactions

For the six months ended April 30, 2018, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $12,524,221,927, $12,475,575,614, $0 and $0 respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $2,302,833,850.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the DJIA. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the DJIA.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR Dow Jones Industrial Average ETF Trust

Other Information

April 30, 2018 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the DJIA. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR Dow Jones Industrial Average ETF Trust
Return Based on NAV	17.94%	82.49%	141.43%
Return Based on Bid/Ask Price	17.98%	82.57%	141.56%
DJIA	18.09%	83.96%	145.35%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR Dow Jones Industrial Average ETF Trust
Return Based on NAV	17.94%	12.78%	9.21%
Return Based on Bid/Ask Price	17.98%	12.79%	9.22%
DJIA	18.09%	12.96%	9.39%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR Dow Jones Industrial Average ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRDIASAR